Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Summary of Significant Accounting Policies
Summary of warranty provisions and claims

        Warranty provisions and claims are summarized as follows (in thousands):

Amount
Balance at December 31, 2016	$509
Warranty provision	193
Usage/Release	(306)

Balance at September 30, 2017	$396

Warranty provisions and claims are summarized as follows (in thousands):

	Year Ended December 31,
	2016	2015	2014

Balance beginning of year	$70	$167	$105
Warranty provision	1,048	70	140
Usage/Release	(609)	(167)	(78)

Balance end of year	$509	$70	$167

Schedule of net loss per share attributable to common stockholders

        Net loss per share was determined as follows (in thousands, except per share data):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
Net loss	$(10,443)	$(12,969)	$(38,582)	$(42,631)

Weighted average common stock outstanding	606	442	600	359

Net loss per share, basic and diluted	$(17.23)	$(29.34)	$(64.30)	$(118.75)

Net loss per share attributable to common stockholders was determined as follows (in thousands, except per share data):

	Year Ended December 31,
	2016	2015	2014
Net loss	$(56,128)	$(47,344)	$(31,964)
Adjustment to net loss resulting from convertible preferred stock modification	—	(2,384)	—

Net loss attributable to common stockholders	$(56,128)	$(49,728)	$(31,964)

Weighted average common stock outstanding	414	284	6

Net loss attributable to common stockholders per share, basic and diluted	$(135.57)	$(175.10)	$(5,327.33)

Schedule of outstanding securities excluded from the computation due to anti-dilutive impact
	September 30,
	2017	2016
Common Stock options	91,939	92,113
Unvested restricted stock units	8,097	5,835
Common stock warrants	53,715	53,715

	153,751	151,663

	December 31,
	2016	2015	2014
Convertible preferred stock outstanding	—	—	131,393
Common stock options	92,509	83,445	75,076
Unvested restricted stock units	5,355	2,271	—
Common stock warrants	53,715	54,748	43,925

	151,579	140,464	250,394